Subsequent Events	3 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
10.	Subsequent Events

On July 1, 2017, APAACO and Universal Care, Inc. dba Brand New Day (“BND”), which is 50% owned by Allied Pacific of California (an IPA and a variable interest entity of NMM), entered into an agreement (the “Care Management Agreement”), pursuant to which BND will provide care management programs for patients with certain chronic diseases. APAACO will pay BND $50.00 per month per patient but may adjust fees upward or downward upon giving BND 60 working days’ prior notice. The initial term of the Care Management Agreement is one year. Thereafter, the Care Management Agreement will renew automatically for successive one-year periods unless either party gives the other party notice of termination. The Care Management Agreement shall terminate automatically upon the revocation, suspension or restriction of any license, certificates or other authority required to be maintained by BND. Additionally, either party may terminate the Care Management Agreement for cause (as defined therein) by giving 45 days’ prior notice or without cause by giving 90 days’ prior notice.

On July 7, 2017, the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (“HSR”), with respect to the proposed Merger expired. While the expiration of the HSR waiting period satisfies a condition to the closing of Merger, consummation of the Merger remains subject to other conditions described in the Merger Agreement, including approval by ApolloMed stockholders and the shareholders of NMM.

On July 26, 2017, the Company entered into a Fifth Amendment to the Registration Rights Agreement, dated as of March 28, 2014, with NNA. The amendment extended the deadline for the Company to file a resale registration statement covering NNA’s registrable securities to March 31, 2018 and removed prohibitions on the Company’s ability to file other registration statements. Previously in April 2017, the Company and NNA agreed to extend the date by which the Company is required to use commercially reasonable best efforts to cause such registration statement to be declared effective to June 30, 2018 (or, if earlier, the 5th trading day after the date on which the SEC notifies the Company that such registration statement will not be “reviewed” or subject to further review).

On August 10, 2017, NMM and ApolloMed filed a registration statement on form S-4 with the Securities and Exchange Commission (the “SEC”) in connection with the proposed Merger.